UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   December 31, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-4600


Signature, Place, and Date of Signing:


/s/GREGORY P. CLEARE         Nassau, Bahamas              January 29, 2009
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)











                          FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      41
 Form 13F Information Table Value Total:      910,850

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name



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						                                              FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   12/31/2008
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                        COM             00651F108      3581    1085000 SH       SOLE         1085000         0         0
APPLE INC                          COM             037833100     33647     394221 SH       SOLE          394221         0         0
BANK OF AMERICA CORPORATION        COM             060505104     17045    1210579 SH       SOLE         1210579         0         0
BERKSHIRE HATHAWAY INC DEL         CL A            084670108     22411        232 SH       SOLE             232         0         0
BP PLC                             SPONSORED ADR   055622104     62558    1338429 SH       SOLE         1338429         0         0
CINTAS CORP                        COM             172908105      7536     324400 SH       SOLE          324400         0         0
CISCO SYS INC                      COM             17275R102     51149    3138000 SH       SOLE         3138000         0         0
CNOOC LTD                          SPONSORED ADR   126132109     20456     214786 SH       SOLE          214786         0         0
COCA COLA CO                       COM             191216100     54697    1208229 SH       SOLE         1208229         0         0
COGO GROUP INC                     COM             192448108      3305     680000 SH       SOLE          680000         0         0
CROSSTEX ENERGY INC                COM             22765Y104      3550     910371 SH       SOLE          910371         0         0
DEVON ENERGY CORP NEW              COM             25179M103     27824     423441 SH       SOLE          423441         0         0
GANNETT INC                        COM             364730101       833     104171 SH       SOLE          104171         0         0
GLAXOSMITHKLINE PLC                SPONSORED ADR   37733W105     12784     343000 SH       SOLE          343000         0         0
GOLDMAN SACHS GROUP INC            COM             38141G104     18375     217743 SH       SOLE          217743         0         0
HORSEHEAD HLDG CORP                COM             440694305      5076    1080079 SH       SOLE         1080079         0         0
JOHNSON & JOHNSON                  COM             478160104     78673    1314943 SH       SOLE         1314943         0         0
KIMBERLY CLARK CORP                COM             494368103     27794     527000 SH       SOLE          527000         0         0
KRAFT FOODS INC                    CL A            50075N104     33793    1258571 SH       SOLE         1258571         0         0
MERRILL LYNCH & CO INC             COM             590188108     12250    1052434 SH       SOLE         1052434         0         0
MICROSOFT CORP                     COM             594918104     36440    1874486 SH       SOLE         1874486         0         0
NEWELL RUBBERMAID INC              COM             651229106     13460    1376286 SH       SOLE         1376286         0         0
NOKIA CORP                         SPONSORED ADR   654902204     45202    2897557 SH       SOLE         2897557         0         0
PACKAGING CORP AMER                COM             695156109     14413    1070779 SH       SOLE         1070779         0         0
PETROCHINA CO LTD                  SPONSORED  ADR  71646E100      9999     112378 SH       SOLE          112378         0         0
PFIZER INC                         COM             717081103      2925     165143 SH       SOLE          165143         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     37757    1086848 SH       SOLE         1086848         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206       871      16455 SH       SOLE           16455         0         0
SANDRIDGE ENERGY INC               COM             80007P307      4217     685755 SH       SOLE          685755         0         0
SCHLUMBERGER LTD                   COM             806857108      9228     218000 SH       SOLE          218000         0         0
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR   874039100      7162     906543 SH       SOLE          906543         0         0
US BANCORP DEL                     COM NEW         902973304     24230     968796 SH       SOLE          968796         0         0
VALERO ENERGY CORP NEW             COM             91913Y100     10934     505291 SH       SOLE          505291         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209      5406     264465 SH       SOLE          264465         0         0
WALGREEN CO                        COM             931422109     25583    1037000 SH       SOLE         1037000         0         0
WASTE MGMT INC DEL                 COM             94106L109     33348    1006264 SH       SOLE         1006264         0         0
WEATHERFORD INTERNATIONAL LT       COM             G95089101      6876     635500 SH       SOLE          635500         0         0
WELLS FARGO & CO NEW               COM             949746101     21470     728286 SH       SOLE          728286         0         0
WEYERHAEUSER CO                    COM             962166104     30976    1011948 SH       SOLE         1011948         0         0
WYETH                              COM             983024100     65222    1738800 SH       SOLE         1738800         0         0
ZORAN CORP                         COM             98975F101      7794    1141116 SH       SOLE         1141116         0         0
                                                     ------------------
                                   GRAND TOTAL                  910850

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